TORTOISE CAPITAL SERIES TRUST

TORTOISE POWER AND ENERGY INFRASTRUCTURE FUND

SUPPLEMENT DATED JANUARY 31, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2024

The Trustees and Officers table on pages 14-16 of Tortoise Power and Energy Infrastructure Fund’s Statement of Additional Information is hereby deleted and restated as follows:

Trustees and Officers

The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name and Age[1]	Position(s) Held With Trust, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Independent Trustees
Carrie Ramirez Schoffman (1973)	Trustee; Indefinite; Since October 2024	Owner, CPA Concierge Services, LLC (since 2020); Tax Accountant, Bree Beers & Associates, PC (2017- 2021); Principal Financial Officer and Treasurer, ICON Funds (2013-2017); Chief Compliance Officer, ICON Funds (2004-2017); Chief Compliance Officer, Senior Vice President, ICON Advisers, Inc. (2004-2017); Staff Accountant, U.S. Securities and Exchange Commission (2003-2004); Experienced Manager/Senior/Staff, PricewaterhouseCoopers LLP (1996-2003); CPA designation (since 1996).	1	Ultimus Registered Alternatives Gateway Series Trust
Keith A. Fletcher (1958)	Trustee; Indefinite; Since October 2024	Principal and Founder, JAHFT Solutions (since 2017); Principal and Chief Distribution Officer, Riskx Investments (2012-2017); Chief Marketing Officer, Guggenheim Investments/Rydex SGI (2008-2012); Managing Director, Lyster Watson (2007-2008); President and Chief Executive Officer, Fletcher Financial Group Inc. (2004-2007); Chief Marketing Officer, Executive Vice President, Van Eck Global (1992-2004).	1	Valkyrie ETF Trust II
Andrew J. Iseman (1964)	Trustee; Indefinite; Since October 2024	Member, Governing Council, Independent Directors Council (since 2024); Adjunct Faculty, Rockhurst University (2018); Chief Executive Officer, Scout Investments (2010-2018); Chief Operating Officer, RK Capital Management (2009-2010); Chief Operating Officer, Janus Investment Fund, Janus Adviser Series and Janus Aspen Series (2007-2008); Senior Vice President, INTECH (2005-2007); Vice President of Investment Operations, Janus Capital Group (2003- 2005); Chief Operating Officer, Berger Financial Group (1996-2003); Product Manager, DST Systems (1993-1996); Senior Compliance Examiner, FINRA (1987-1993).	1	Pacific Select Fund; Pacific Funds Series Trust

Name and Age[1]	Position(s) Held With Trust, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
John C. Maxwell (1963)	Trustee; Indefinite; Since October 2024	Lead Portfolio Manager, Delaware Ivy Investments/Waddell & Reed/Ivy Investments (2006- 2021); Analyst and Assistant Portfolio Manager, Delaware Ivy Investments/Waddell & Reed/Ivy Investments (1998-2006); Consumer Staples Analyst, Fort Washington Investment Advisors (1995-1998); Financial Analyst, Procter & Gamble (1992-1995); Engineer in Charge of Construction, Camp David, White House Military Office (1986-1990); First Lieutenant, U.S. Army Reserves, Corps of Engineers; CFA designation (since 1998).	1	None
Interested Trustee[2]
Tom Florence (1962)	Trustee; Indefinite; Since October 2024	Chief Executive Officer, Tortoise Capital Advisors, L.L.C. (since 2024); Managing Director, Hamilton Lane (2021-2022); Chairman, Chief Executive Officer and Founder, 361 Capital (2009-2021); Managing Partner, Black Creek Capital (2003-2008); Managing Director, Morningstar Inc. (2000-2003); Managing Director, Pilgrim Baxter & Associates (1996-2000); Vice President, Fidelity Investments (1991-1996); Vice President, Merrill Lynch (1985-1991).	1	Tortoise Energy Infrastructure Corp.; Tortoise Sustainable and Social Impact Term Fund
Officers
Tom Florence	President and Chief Executive Officer (Principal Executive Officer); Since October 2024	See above.	—	—
Peter Sattelmair (1977)	Principal Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer); Since October 2024	Director of CFO Services, PINE Advisor Solutions LLC (2021 - present); Director of Fund Operations, Transamerica Asset Management (2014 - 2021).	—	—
Amy Siefer (1977)	Chief Compliance Officer; Since October 2024	Director of Fund CCO Services, PINE Advisor Solutions LLC (2024 - present); Vice President at Citi Fund Services Ohio, Inc. (2012 - 2024).	—	—
Jeffrey Kruske (1975)	Secretary; Since January 2025	General Counsel - Managing Director at Tortoise Capital Advisors L.L.C. (since 2017); General Counsel, Office of the Kansas Securities Commissioner (2011 - 2016); Attorney, Schlagel Gordon & Kinzer, LLC (2009 - 2011); Attorney, Law Office of Jeffrey S. Kruske, P.A. (2002-2009).	—	Tax-Exempt Private Credit Fund

PLEASE KEEP THIS WITH YOUR
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE